Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	t December 31, 2020 and December 31, 2019, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	December 31,
	2020	2019
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$7,355	$5,241
Scorpio Ultramax Pool	7,522	677
SUK	—	36
Total due from related parties-current	$14,877	$5,954
Due from related parties non-current:
Scorpio Kamsarmax Pool	$—	$4,767
Scorpio Ultramax Pool	—	9,463
Total due from related parties non-current	$—	$14,230
Equity investment in Scorpio Tankers Inc.	$24,116	$173,298
Liabilities
Due to related parties-current :
Scorpio Kamsarmax Pool	$2,193	$—
Scorpio Ultramax Pool	1,014	—
SCM	281	227
SSM	96	200
SSH	373	312
Port agent	2	13
Bunker supplier	1,020	220
Total due to related parties-current	$4,979	$972